DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF

August 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 95.9%
Argentina - 0.0%
Adecoagro SA*	1,490	$13,931
YPF SA, ADR*	2,984	15,547

(Cost $59,974)		29,478

Australia - 0.0%
MMG Ltd.*
(Cost $19,442)	33,492	16,235

Brazil - 3.6%
Ambev SA	68,132	225,315
Americanas SA*	5,508	44,057
Atacadao SA	4,746	16,659
B3 SA - Brasil Bolsa Balcao	85,650	233,058
Banco Bradesco SA	21,298	82,131
Banco BTG Pactual SA	15,919	87,002
Banco do Brasil SA	11,750	69,148
Banco Inter SA	4,313	56,544
Banco Santander Brasil SA	5,519	44,764
BB Seguridade Participacoes SA	9,649	35,567
BRF SA*	9,181	41,583
CCR SA	17,851	42,290
Centrais Eletricas Brasileiras SA	3,954	28,775
Cia de Saneamento Basico do Estado de Sao Paulo	5,017	35,055
Cia Siderurgica Nacional SA	10,331	69,649
Cosan SA	15,389	65,624
CPFL Energia SA	3,625	20,359
Energisa SA	1,927	16,535
Engie Brasil Energia SA	2,037	14,793
Equatorial Energia SA	13,275	65,338
Hapvida Participacoes e Investimentos SA, 144A	17,140	48,793
Hypera SA	6,484	44,604
JBS SA	12,613	76,032
Klabin SA*	10,581	53,838
Localiza Rent a Car SA	9,000	96,531
Lojas Renner SA	12,222	89,961
Magazine Luiza SA	41,285	145,633
Natura & Co. Holding SA*	13,410	133,872
Notre Dame Intermedica Participacoes SA	7,718	119,319
Petrobras Distribuidora SA	16,619	87,389
Petroleo Brasileiro SA	53,774	290,356
Raia Drogasil SA	16,193	80,044
Rede D’Or Sao Luiz SA, 144A	5,779	76,915
Rumo SA*	17,743	64,236
Suzano SA*	10,373	122,370
Telefonica Brasil SA	7,285	61,610
TIM SA	9,823	23,670
TOTVS SA	6,123	46,892
Ultrapar Participacoes SA	10,483	29,275
Vale SA	56,695	1,081,972
Via S/A*	19,678	39,540
WEG SA	24,219	166,556

(Cost $2,841,985)		4,273,654

Chile - 0.4%
Banco de Chile	636,726	62,221
Banco de Credito e Inversiones SA	738	31,968
Banco Santander Chile	985,378	52,067
Cencosud SA	21,678	40,900
Cencosud Shopping SA	5,673	8,064
Cia Cervecerias Unidas SA	1,715	17,309
Colbun SA	106,380	17,609
Empresas CMPC SA	15,988	35,515
Empresas COPEC SA	5,759	53,575
Enel Americas SA	318,424	44,745
Enel Chile SA	408,382	20,845
Falabella SA	10,460	41,429

(Cost $495,561)		426,247

China - 31.5%
21Vianet Group, Inc., ADR*(a)	1,251	24,757
360 DigiTech, Inc., ADR*	1,231	28,067
360 Security Technology, Inc., Class A*	7,500	13,829
3SBio, Inc., 144A*	18,468	20,587
51job, Inc., ADR*(a)	451	34,637
AAC Technologies Holdings, Inc.	10,218	56,953
Advanced Micro-Fabrication Equipment Inc China, Class A*	525	13,410
AECC Aviation Power Co. Ltd., Class A	2,400	25,316
Agile Group Holdings Ltd.	16,661	19,109
Agora, Inc., ADR*	640	21,709
Agricultural Bank of China Ltd., Class A	81,700	37,470
Agricultural Bank of China Ltd., Class H	387,410	130,009
Aier Eye Hospital Group Co. Ltd., Class A	5,278	34,510
Air China Ltd., Class A*	1,000	1,122
Air China Ltd., Class H*	33,420	22,431
Airtac International Group	1,935	58,999
Akeso, Inc., 144A*	4,024	20,799
Alibaba Group Holding Ltd.*	216,627	4,609,707
A-Living Smart City Services Co. Ltd., 144A	8,456	33,487
Aluminum Corp. of China Ltd., Class A*	18,200	21,995
Aluminum Corp. of China Ltd., Class H*	52,118	37,795
Anhui Conch Cement Co. Ltd., Class A	3,000	18,574
Anhui Conch Cement Co. Ltd., Class H	17,397	94,171
Anhui Gujing Distillery Co. Ltd., Class A	360	11,825
Anhui Gujing Distillery Co. Ltd., Class B	1,400	17,099
ANTA Sports Products Ltd.	15,550	319,899
Asymchem Laboratories Tianjin Co. Ltd., Class A	260	14,100
Autobio Diagnostics Co. Ltd., Class A	650	4,973
Autohome, Inc., ADR	994	43,994

AVIC Industry-Finance Holdings Co. Ltd., Class A	2,300	1,411
AviChina Industry & Technology Co. Ltd., Class H	37,920	31,789
Baidu, Inc., ADR*	3,973	623,840
Bank of Beijing Co. Ltd., Class A	16,300	10,961
Bank of Chengdu Co. Ltd., Class A	6,555	12,299
Bank of China Ltd., Class A	35,100	16,478
Bank of China Ltd., Class H	1,117,255	392,173
Bank of Communications Co. Ltd., Class A	33,700	23,079
Bank of Communications Co. Ltd., Class H	126,714	72,827
Bank of Hangzhou Co. Ltd., Class A	5,960	12,365
Bank of Jiangsu Co. Ltd., Class A	16,222	16,162
Bank of Nanjing Co. Ltd., Class A	8,400	12,208
Bank of Ningbo Co. Ltd., Class A	4,700	23,522
Bank of Shanghai Co. Ltd., Class A	12,540	14,009
Baoshan Iron & Steel Co. Ltd., Class A	14,000	22,104
Baozun, Inc., ADR*	912	21,961
BBMG Corp., Class A	22,100	9,280
BeiGene Ltd., ADR*	669	206,253
Beijing Capital International Airport Co. Ltd., Class H*	28,744	17,333
Beijing Dabeinong Technology Group Co. Ltd., Class A	2,100	2,424
Beijing Kingsoft Office Software, Inc., Class A	328	12,680
Beijing New Building Materials PLC, Class A	1,770	9,078
Beijing Roborock Technology Co. Ltd., Class A	100	14,100
Beijing Shiji Information Technology Co. Ltd., Class A	280	741
Beijing Shunxin Agriculture Co. Ltd., Class A	800	4,050
Beijing Sinnet Technology Co. Ltd., Class A	1,800	3,905
Beijing Tiantan Biological Products Corp. Ltd., Class A	1,440	6,921
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	300	10,811
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	43,500	32,015
Betta Pharmaceuticals Co. Ltd., Class A	600	6,841
BGI Genomics Co. Ltd., Class A	600	8,719
Bilibili, Inc., ADR*(a)	2,355	188,942
BOE Technology Group Co. Ltd., Class A	33,800	30,479
Burning Rock Biotech Ltd., ADR*	618	11,513
BYD Co. Ltd., Class A	1,300	55,794
BYD Co. Ltd., Class H	11,477	388,693
BYD Electronic International Co. Ltd.(a)	10,459	47,740
By-health Co. Ltd., Class A	2,100	8,183
Caitong Securities Co. Ltd., Class A	7,080	11,387
CanSino Biologics, Inc., Class A*	117	6,984
CanSino Biologics, Inc., Class H, 144A*(a)	1,012	39,999
CGN Power Co. Ltd., Class H, 144A	141,916	31,385
Changchun High & New Technology Industry Group, Inc., Class A	360	14,237
Changjiang Securities Co. Ltd., Class A	1,400	1,623
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	400	11,994
Chaozhou Three-Circle Group Co. Ltd., Class A	2,000	11,652
China Aoyuan Group Ltd.	19,794	11,860
China Bohai Bank Co. Ltd., Class H, 144A	45,874	18,639
China Cinda Asset Management Co. Ltd., Class H	118,807	21,081
China CITIC Bank Corp. Ltd., Class H	126,725	58,332
China Communications Services Corp. Ltd., Class H	34,794	18,521
China Conch Venture Holdings Ltd.	24,732	101,123
China Construction Bank Corp., Class A	10,400	9,427
China Construction Bank Corp., Class H	1,371,499	991,048
China CSSC Holdings Ltd., Class A	5,600	20,729
China East Education Holdings Ltd., 144A*(a)	6,225	6,675
China Eastern Airlines Corp. Ltd., Class A*	14,800	10,778
China Everbright Bank Co. Ltd., Class A	58,500	30,365
China Everbright Bank Co. Ltd., Class H	45,782	16,423
China Evergrande Group(a)	25,065	14,051
China Feihe Ltd., 144A	51,330	92,926
China Fortune Land Development Co. Ltd., Class A*	3,250	1,908
China Galaxy Securities Co. Ltd., Class H	54,983	30,894
China Greatwall Technology Group Co. Ltd., Class A	3,300	7,511
China Hongqiao Group Ltd.	33,144	49,434
China Huarong Asset Management Co. Ltd., Class H, 144A*(b)	85,265	11,182
China International Capital Corp. Ltd., Class A	1,000	8,370
China International Capital Corp. Ltd., Class H, 144A	19,680	45,749
China Jushi Co. Ltd., Class A	4,572	12,432
China Lesso Group Holdings Ltd.	16,411	35,112
China Life Insurance Co. Ltd., Class A	2,400	10,724
China Life Insurance Co. Ltd., Class H	104,776	175,402
China Literature Ltd., 144A*	5,780	48,529
China Longyuan Power Group Corp. Ltd., Class H	46,379	94,577
China Medical System Holdings Ltd.	19,414	38,042
China Meidong Auto Holdings Ltd.	7,824	39,284
China Merchants Bank Co. Ltd., Class A	18,263	138,542
China Merchants Bank Co. Ltd., Class H	55,516	458,621
China Merchants Energy Shipping Co. Ltd., Class A	9,240	6,213

China Merchants Securities Co. Ltd., Class A	6,100	17,164
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	5,700	8,796
China Minsheng Banking Corp. Ltd., Class A	30,600	18,823
China Minsheng Banking Corp. Ltd., Class H	82,700	34,558
China Molybdenum Co. Ltd., Class A	15,700	19,023
China Molybdenum Co. Ltd., Class H	54,450	42,566
China National Building Material Co. Ltd., Class H	57,199	78,252
China National Nuclear Power Co. Ltd., Class A	11,400	9,680
China National Software & Service Co. Ltd., Class A	600	4,526
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	3,600	32,369
China Oilfield Services Ltd., Class H	26,989	23,597
China Pacific Insurance Group Co. Ltd., Class A	5,100	20,782
China Pacific Insurance Group Co. Ltd., Class H	38,389	108,097
China Petroleum & Chemical Corp., Class A	41,100	27,128
China Petroleum & Chemical Corp., Class H	348,183	168,776
China Railway Group Ltd., Class A	18,600	16,225
China Railway Group Ltd., Class H	64,875	31,114
China Resources Mixc Lifestyle Services Ltd., 144A	8,589	45,113
China Resources Pharmaceutical Group Ltd., 144A	22,509	11,721
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	200	866
China Shenhua Energy Co. Ltd., Class A	3,965	12,287
China Shenhua Energy Co. Ltd., Class H	52,181	115,534
China South Publishing & Media Group Co. Ltd., Class A	6,200	8,358
China Southern Airlines Co. Ltd., Class A*	15,100	13,476
China Southern Airlines Co. Ltd., Class H*	17,619	10,262
China State Construction Engineering Corp. Ltd., Class A	40,000	29,749
China Tourism Group Duty Free Corp. Ltd., Class A	1,600	56,595
China Tower Corp. Ltd., Class H, 144A	649,865	85,229
China TransInfo Technology Co. Ltd., Class A	1,700	4,046
China United Network Communications Ltd., Class A	26,500	17,204
China Vanke Co. Ltd., Class A	9,400	28,838
China Vanke Co. Ltd., Class H	24,841	67,074
China Yangtze Power Co. Ltd., Class A	21,100	63,228
China Yuhua Education Corp. Ltd., 144A	17,128	9,139
China Zheshang Bank Co. Ltd., Class A	8,500	4,675
Chinasoft International Ltd.*	38,000	64,396
Chindata Group Holdings Ltd., ADR*(a)	1,225	14,553
Chongqing Brewery Co. Ltd., Class A*	500	10,858
Chongqing Changan Automobile Co. Ltd., Class A	5,740	18,339
Chongqing Rural Commercial Bank Co. Ltd., Class H	30,755	11,784
Chongqing Zhifei Biological Products Co. Ltd., Class A	1,316	36,091
CIFI Ever Sunshine Services Group Ltd.	9,349	19,305
CIFI Holdings Group Co. Ltd.	48,411	32,617
CITIC Ltd.	88,516	110,169
CITIC Securities Co. Ltd., Class A	13,400	53,317
CITIC Securities Co. Ltd., Class H	30,249	76,620
Contemporary Amperex Technology Co. Ltd., Class A	2,064	158,259
COSCO SHIPPING Holdings Co. Ltd., Class A*	6,630	21,305
COSCO SHIPPING Holdings Co. Ltd., Class H*(a)	53,973	102,013
Country Garden Holdings Co. Ltd.	112,321	124,200
Country Garden Services Holdings Co. Ltd.	22,113	168,461
CRRC Corp. Ltd., Class A	20,700	21,649
CSC Financial Co. Ltd., Class A	2,925	12,681
CSPC Pharmaceutical Group Ltd.	127,741	162,110
Dada Nexus Ltd., ADR*	845	20,010
Dali Foods Group Co. Ltd., 144A	24,956	13,990
Daqo New Energy Corp., ADR*	758	46,473
DHC Software Co. Ltd., Class A	800	948
DiDi Global, Inc., ADR*(a)	4,365	35,880
Dong-E-E-Jiao Co. Ltd., Class A	200	1,065
Dongfang Electric Corp. Ltd., Class A	4,580	11,233
Dongfeng Motor Group Co. Ltd., Class H	39,342	43,098
Dongxing Securities Co. Ltd., Class A	600	1,033
East Money Information Co. Ltd., Class A	7,772	37,270
Ecovacs Robotics Co. Ltd., Class A	500	11,364
ENN Energy Holdings Ltd.	11,279	223,189
Eve Energy Co. Ltd., Class A	2,067	32,667
Everbright Securities Co. Ltd., Class A	4,800	11,825
Fangda Carbon New Material Co. Ltd., Class A	834	1,671
Fiberhome Telecommunication Technologies Co. Ltd., Class A	1,300	3,662
Financial Street Holdings Co. Ltd., Class A	800	804
First Capital Securities Co. Ltd., Class A	900	892
Flat Glass Group Co. Ltd., Class H	6,844	39,951
Focus Media Information Technology Co. Ltd., Class A	11,720	13,056
Foshan Haitian Flavouring & Food Co. Ltd., Class A	3,776	55,569
Fosun International Ltd.	39,850	50,418
Founder Securities Co. Ltd., Class A	14,700	19,428

Foxconn Industrial Internet Co. Ltd., Class A	3,700	6,581
Fu Jian Anjoy Foods Co. Ltd., Class A	200	4,842
Fuyao Glass Industry Group Co. Ltd., Class A	2,100	15,586
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	8,369	51,543
Ganfeng Lithium Co. Ltd., Class A	1,200	40,905
Ganfeng Lithium Co. Ltd., Class H, 144A	3,714	85,574
Gaotu Techedu, Inc., ADR*(a)	1,732	4,988
GDS Holdings Ltd., ADR*(a)	1,284	75,088
Gemdale Corp., Class A	4,300	6,956
Genscript Biotech Corp.*	16,304	77,459
GF Securities Co. Ltd., Class A	6,700	19,714
GF Securities Co. Ltd., Class H	14,702	26,162
Giant Network Group Co. Ltd., Class A	300	470
Gigadevice Semiconductor Beijing, Inc., Class A	641	15,201
GoerTek, Inc., Class A	2,100	15,143
GOME Retail Holdings Ltd.*(a)	143,646	15,514
Gotion High-tech Co. Ltd., Class A*	1,200	9,994
Great Wall Motor Co. Ltd., Class A	1,900	19,465
Great Wall Motor Co. Ltd., Class H	46,959	216,155
Greenland Holdings Corp. Ltd., Class A	12,781	8,812
Greentown China Holdings Ltd.	10,412	15,985
Greentown Service Group Co. Ltd.	15,888	16,996
Guangdong Haid Group Co. Ltd., Class A	1,885	18,765
Guangdong Kinlong Hardware Products Co. Ltd., Class A	400	10,010
Guangzhou Automobile Group Co. Ltd., Class H	42,672	42,960
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	2,300	10,499
Guangzhou Haige Communications Group, Inc. Co., Class A	600	1,040
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	500	8,173
Guangzhou R&F Properties Co. Ltd., Class H	21,065	17,984
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	600	8,091
Guangzhou Tinci Materials Technology Co. Ltd., Class A	970	20,471
Guolian Securities Co. Ltd., Class A	1,900	3,933
Guosen Securities Co. Ltd., Class A	6,400	12,098
Guotai Junan Securities Co. Ltd., Class A	6,100	16,786
Guoyuan Securities Co. Ltd., Class A	6,630	8,085
Haidilao International Holding Ltd., 144A(a)	14,948	60,926
Haier Smart Home Co. Ltd., Class A	6,500	27,253
Haier Smart Home Co. Ltd., Class H	32,251	121,499
Haitian International Holdings Ltd.	10,564	40,477
Haitong Securities Co. Ltd., Class A	7,800	15,361
Haitong Securities Co. Ltd., Class H	42,944	39,700
Hangzhou First Applied Material Co. Ltd., Class A	1,100	25,906
Hangzhou Robam Appliances Co. Ltd., Class A	200	1,106
Hangzhou Tigermed Consulting Co. Ltd., Class A	600	12,465
Hangzhou Tigermed Consulting Co. Ltd., Class H, 144A	1,579	28,017
Hansoh Pharmaceutical Group Co. Ltd., 144A	18,665	50,998
Hello Group, Inc., ADR	2,217	29,131
Henan Shuanghui Investment & Development Co. Ltd., Class A	2,308	8,618
Hengan International Group Co. Ltd.	8,096	46,947
Hengli Petrochemical Co. Ltd., Class A	6,210	25,209
HengTen Networks Group Ltd.*(a)	37,344	18,342
Hengyi Petrochemical Co. Ltd., Class A	7,241	13,149
Hesteel Co. Ltd., Class A	2,700	1,305
Hithink RoyalFlush Information Network Co. Ltd., Class A	500	8,964
Hua Hong Semiconductor Ltd., 144A*	6,970	41,045
Huaan Securities Co. Ltd., Class A	1,170	979
Huadian Power International Corp. Ltd., Class A	2,000	1,199
Huadong Medicine Co. Ltd., Class A	1,900	9,052
Hualan Biological Engineering, Inc., Class A	2,573	11,733
Huaneng Power International, Inc., Class A	1,200	1,032
Huaneng Power International, Inc., Class H	47,642	22,971
Huatai Securities Co. Ltd., Class A	9,300	23,603
Huatai Securities Co. Ltd., Class H, 144A	23,737	34,061
Huaxia Bank Co. Ltd., Class A	14,100	12,234
Huaxin Cement Co. Ltd., Class A	1,500	4,486
Huayu Automotive Systems Co. Ltd., Class A	2,800	10,065
Huazhu Group Ltd., ADR*	2,523	121,836
Hubei Biocause Pharmaceutical Co. Ltd., Class A	1,000	547
Hundsun Technologies, Inc., Class A	2,223	17,070
HUYA, Inc., ADR*(a)	1,181	12,625
Iflytek Co. Ltd., Class A	2,050	16,637
I-Mab, ADR*	471	33,403
Industrial & Commercial Bank of China Ltd., Class A	50,400	36,078
Industrial & Commercial Bank of China Ltd., Class H	804,811	449,103
Industrial Bank Co. Ltd., Class A	19,100	54,749
Industrial Securities Co. Ltd., Class A	11,000	16,941
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	49,800	29,012
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	9,600	8,642
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	5,600	29,510

Innovent Biologics, Inc., 144A*	16,718	134,777
Inspur Electronic Information Industry Co. Ltd., Class A	1,585	7,365
Intco Medical Technology Co. Ltd., Class A	300	4,749
iQIYI, Inc., ADR*	4,033	36,539
JA Solar Technology Co. Ltd., Class A	1,400	16,876
Jafron Biomedical Co. Ltd., Class A	950	7,210
Jason Furniture Hangzhou Co. Ltd., Class A	900	9,595
JCET Group Co. Ltd., Class A	1,800	9,524
JD Health International, Inc., 144A*(a)	4,995	46,434
JD.com, Inc., ADR*	12,407	974,694
Jiangsu Expressway Co. Ltd., Class H	21,342	22,145
Jiangsu Hengli Hydraulic Co. Ltd., Class A	1,332	19,602
Jiangsu Hengrui Medicine Co. Ltd., Class A	6,178	43,267
Jiangsu King’s Luck Brewery JSC Ltd., Class A	1,540	10,026
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	1,500	38,938
Jiangsu Yoke Technology Co. Ltd., Class A	500	6,542
Jiangxi Copper Co. Ltd., Class A	500	2,055
Jiangxi Copper Co. Ltd., Class H(a)	17,222	35,031
Jiangxi Zhengbang Technology Co. Ltd., Class A	2,800	3,709
Jinke Properties Group Co. Ltd., Class A	1,400	1,041
Jinxin Fertility Group Ltd., 144A*(a)	19,640	31,212
JiuGui Liquor Co. Ltd., Class A	300	9,737
Jiumaojiu International Holdings Ltd., 144A	8,674	29,109
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	2,500	4,276
Jointown Pharmaceutical Group Co. Ltd., Class A	500	1,172
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	980	4,563
Juewei Food Co. Ltd., Class A	1,200	11,710
Kaisa Group Holdings Ltd.*	46,577	15,511
KE Holdings, Inc., ADR*	5,075	91,807
Kingdee International Software Group Co. Ltd.*	36,372	132,348
Kingfa Sci & Tech Co. Ltd., Class A	1,700	4,270
Kingsoft Cloud Holdings Ltd., ADR*(a)	751	24,175
Kingsoft Corp. Ltd.	13,792	55,239
Kuaishou Technology, 144A*(a)	3,935	42,753
Kuang-Chi Technologies Co. Ltd., Class A*	1,600	5,665
Kweichow Moutai Co. Ltd., Class A	1,100	265,539
KWG Group Holdings Ltd.	16,119	16,995
LB Group Co. Ltd., Class A	2,300	13,364
Lenovo Group Ltd.	109,346	121,192
Lens Technology Co. Ltd., Class A	3,700	13,529
Lepu Medical Technology Beijing Co. Ltd., Class A	3,020	12,082
Li Auto, Inc., ADR*(a)	7,722	238,301
Li Ning Co. Ltd.	31,796	427,220
Liaoning Cheng Da Co. Ltd., Class A	400	1,506
Lingyi iTech Guangdong Co., Class A	6,890	7,142
Logan Group Co. Ltd.	20,021	23,889
Longfor Group Holdings Ltd., 144A	26,797	116,112
LONGi Green Energy Technology Co. Ltd., Class A	4,910	68,058
Lufax Holding Ltd., ADR*	2,681	23,244
Luxshare Precision Industry Co. Ltd., Class A	6,870	36,042
Luzhou Laojiao Co. Ltd., Class A	1,200	31,608
Mango Excellent Media Co. Ltd., Class A	1,803	12,795
Maxscend Microelectronics Co. Ltd., Class A	180	10,570
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	3,708	4,068
Meituan, Class B, 144A*	57,581	1,843,492
Metallurgical Corp. of China Ltd., Class A	21,700	16,845
Microport Scientific Corp.	9,200	56,957
Midea Group Co. Ltd., Class A	2,900	29,656
Ming Yuan Cloud Group Holdings Ltd.*	5,316	18,455
Minth Group Ltd.	10,444	43,374
Muyuan Foods Co. Ltd., Class A	4,464	29,264
NanJi E-Commerce Co. Ltd., Class A	3,900	4,768
Nanjing Securities Co. Ltd., Class A	4,000	6,501
NARI Technology Co. Ltd., Class A	4,644	25,191
NAURA Technology Group Co. Ltd., Class A	565	31,152
NavInfo Co. Ltd., Class A*	2,200	3,787
NetEase, Inc., ADR	5,787	563,770
New China Life Insurance Co. Ltd., Class A	2,100	13,217
New China Life Insurance Co. Ltd., Class H	12,167	35,825
New Hope Liuhe Co. Ltd., Class A*	4,300	7,289
New Oriental Education & Technology Group, Inc., ADR*	22,628	51,139
Ninestar Corp., Class A	200	1,092
Ningbo Joyson Electronic Corp., Class A	1,500	4,667
Ningxia Baofeng Energy Group Co. Ltd., Class A	6,000	14,930
NIO, Inc., ADR*	19,460	764,973
Noah Holdings Ltd., ADR*(a)	513	19,997
Nongfu Spring Co. Ltd., Class H, 144A	5,798	30,677
Offcn Education Technology Co. Ltd., Class A*	2,700	4,397
Offshore Oil Engineering Co. Ltd., Class A	14,000	9,848
OFILM Group Co. Ltd., Class A	4,100	4,739
OneConnect Financial Technology Co. Ltd., ADR*	1,705	8,014
Oppein Home Group, Inc., Class A	460	11,012
Orient Securities Co. Ltd., Class A	7,100	16,468
Ovctek China, Inc., Class A	900	9,315
People’s Insurance Co. Group of China Ltd., Class A	6,700	5,336

People’s Insurance Co. Group of China Ltd., Class H	120,316	37,128
Perfect World Co. Ltd., Class A	2,250	4,678
PetroChina Co. Ltd., Class A	13,632	10,434
PetroChina Co. Ltd., Class H	304,188	133,370
Pharmaron Beijing Co. Ltd., Class A	700	20,878
Pharmaron Beijing Co. Ltd., Class H, 144A	1,691	37,527
PICC Property & Casualty Co. Ltd., Class H	97,667	88,281
Pinduoduo, Inc., ADR*	6,302	630,326
Ping An Bank Co. Ltd., Class A	18,300	50,471
Ping An Healthcare and Technology Co. Ltd., 144A*(a)	6,511	48,053
Ping An Insurance Group Co. of China Ltd., Class A	10,900	84,274
Ping An Insurance Group Co. of China Ltd., Class H	89,711	696,699
Poly Developments and Holdings Group Co. Ltd., Class A	9,900	17,471
Poly Property Services Co. Ltd., Class H(a)	1,712	10,467
Postal Savings Bank of China Co. Ltd., Class A	23,800	18,954
Postal Savings Bank of China Co. Ltd., Class H, 144A	118,157	85,229
Power Construction Corp. of China Ltd., Class A	12,201	11,740
Powerlong Real Estate Holdings Ltd.	17,536	14,227
RiseSun Real Estate Development Co. Ltd., Class A	8,800	6,477
RLX Technology, Inc., ADR*(a)	9,012	46,322
Rongsheng Petrochemical Co. Ltd., Class A	8,875	25,659
SAIC Motor Corp. Ltd., Class A	7,700	23,050
Sanan Optoelectronics Co. Ltd., Class A	4,700	26,442
Sangfor Technologies, Inc., Class A	375	15,827
Sany Heavy Equipment International Holdings Co. Ltd.	15,022	19,315
Sany Heavy Industry Co. Ltd., Class A	6,400	26,010
SDIC Capital Co. Ltd., Class A	10,032	14,502
SDIC Power Holdings Co. Ltd., Class A	5,900	8,282
Seazen Group Ltd.*	25,352	22,492
Seazen Holdings Co. Ltd., Class A	2,200	11,457
SF Holding Co. Ltd., Class A	3,735	33,345
Shaanxi Coal Industry Co. Ltd., Class A	7,100	15,082
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	338	987
Shandong Gold Mining Co. Ltd., Class A	4,536	12,651
Shandong Gold Mining Co. Ltd., Class H, 144A	12,538	20,280
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	1,560	8,803
Shandong Linglong Tyre Co. Ltd., Class A	1,400	6,490
Shandong Sinocera Functional Material Co. Ltd., Class A	1,500	10,635
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	37,778	62,174
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	700	7,773
Shanghai Baosight Software Co. Ltd., Class A	1,300	14,160
Shanghai Electric Group Co. Ltd., Class A	20,000	15,153
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,700	16,673
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	7,093	45,509
Shanghai International Airport Co. Ltd., Class A*	900	6,034
Shanghai International Port Group Co. Ltd., Class A	11,400	9,874
Shanghai Jinjiang International Hotels Co. Ltd., Class A	1,100	7,794
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	22,159	19,921
Shanghai M&G Stationery, Inc., Class A	1,475	15,749
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	500	1,487
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	13,412	26,626
Shanghai Pudong Development Bank Co. Ltd., Class A	30,000	42,067
Shanghai Putailai New Energy Technology Co. Ltd., Class A	800	18,965
Shanghai RAAS Blood Products Co. Ltd., Class A	5,600	6,022
Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,040	1,858
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	700	1,725
Shanxi Meijin Energy Co. Ltd., Class A*	4,700	10,130
Shanxi Securities Co. Ltd., Class A	4,050	4,110
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	980	42,139
Shenergy Co. Ltd., Class A	1,100	1,110
Shengyi Technology Co. Ltd., Class A	2,455	8,939
Shennan Circuits Co. Ltd., Class A	658	9,322
Shenwan Hongyuan Group Co. Ltd., Class A	21,000	15,293
Shenzhen Energy Group Co. Ltd., Class A	6,260	7,595
Shenzhen Goodix Technology Co. Ltd., Class A	565	9,119
Shenzhen Inovance Technology Co. Ltd., Class A	2,800	30,811
Shenzhen Kangtai Biological Products Co. Ltd., Class A*	470	8,817

Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,008	51,227
Shenzhen Overseas Chinese Town Co. Ltd., Class A	12,200	12,741
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A*	200	785
Shenzhen Sunway Communication Co. Ltd., Class A	1,100	3,838
Shenzhou International Group Holdings Ltd.	11,865	258,736
Shimao Services Holdings Ltd., 144A	7,734	18,039
Sichuan Chuantou Energy Co. Ltd., Class A	6,100	10,756
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	400	1,128
Sichuan Swellfun Co. Ltd., Class A	500	9,011
Silergy Corp.	1,095	157,255
Sinolink Securities Co. Ltd., Class A	800	1,362
Sinoma Science & Technology Co. Ltd., Class A	1,000	4,622
Sinopec Shanghai Petrochemical Co. Ltd., Class A	1,200	630
Sinopharm Group Co. Ltd., Class H	19,268	49,499
Sinotruk Hong Kong Ltd.	11,437	22,529
Skshu Paint Co. Ltd., Class A	420	9,481
Smoore International Holdings Ltd., 144A	25,789	138,106
Songcheng Performance Development Co. Ltd., Class A	2,520	5,966
SooChow Securities Co. Ltd., Class A	1,040	1,524
Spring Airlines Co. Ltd., Class A*	1,200	9,888
Sunac China Holdings Ltd.	38,294	97,982
Sunac Services Holdings Ltd., 144A	11,025	28,706
Sungrow Power Supply Co. Ltd., Class A	1,200	29,243
Suning.com Co. Ltd., Class A*	8,800	7,199
Sunny Optical Technology Group Co. Ltd.	10,422	315,175
Sunwoda Electronic Co. Ltd., Class A	1,800	10,963
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	2,500	7,433
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	700	770
Suzhou Maxwell Technologies Co. Ltd., Class A	100	12,042
TAL Education Group, ADR*	5,885	31,308
TBEA Co. Ltd., Class A	3,700	14,063
TCL Technology Group Corp., Class A	12,800	14,141
Tencent Holdings Ltd.	82,127	5,081,294
Tencent Music Entertainment Group, ADR*	9,566	84,563
Thunder Software Technology Co. Ltd., Class A	400	7,347
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	3,400	28,447
Tianma Microelectronics Co. Ltd., Class A	1,000	2,192
Tingyi Cayman Islands Holding Corp.	30,830	54,862
Tongcheng-Elong Holdings Ltd.*	13,365	31,104
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	400	650
Tongkun Group Co. Ltd., Class A	2,000	7,406
Tongling Nonferrous Metals Group Co. Ltd., Class A	2,600	1,712
Tongwei Co. Ltd., Class A	3,100	29,299
Topchoice Medical Corp., Class A*	255	9,285
Topsports International Holdings Ltd., 144A	21,029	27,796
TravelSky Technology Ltd., Class H	13,127	24,609
Trip.com Group Ltd., ADR*	7,265	221,510
Tsingtao Brewery Co. Ltd., Class A	1,000	13,375
Tsingtao Brewery Co. Ltd., Class H	7,218	59,118
Unigroup Guoxin Microelectronics Co. Ltd., Class A	700	24,262
Uni-President China Holdings Ltd.	21,376	20,256
Unisplendour Corp. Ltd., Class A	2,954	10,870
Up Fintech Holding Ltd., ADR*(a)	1,131	15,585
Venus MedTech Hangzhou, Inc., Class H, 144A*	2,953	13,991
Vipshop Holdings Ltd., ADR*	6,610	97,762
Walvax Biotechnology Co. Ltd., Class A	1,300	15,651
Wanhua Chemical Group Co. Ltd., Class A	3,015	49,845
Want Want China Holdings Ltd.	66,381	45,150
Weibo Corp., ADR*(a)	773	39,052
Weichai Power Co. Ltd., Class A	5,900	18,347
Weichai Power Co. Ltd., Class H	26,054	65,726
Weifu High-Technology Group Co. Ltd., Class A	200	718
Weimob, Inc., 144A*(a)	22,947	33,517
Wens Foodstuffs Group Co. Ltd., Class A	7,480	15,043
Western Securities Co. Ltd., Class A	900	1,137
Will Semiconductor Co. Ltd., Class A	618	23,181
Wingtech Technology Co. Ltd., Class A	1,035	19,139
Winning Health Technology Group Co. Ltd., Class A	2,470	5,434
Wuhan Guide Infrared Co. Ltd., Class A	2,618	11,114
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,000	2,642
Wuliangye Yibin Co. Ltd., Class A	3,500	109,376
WUS Printed Circuit Kunshan Co. Ltd., Class A	2,200	3,814
WuXi AppTec Co. Ltd., Class A	2,057	42,325
WuXi AppTec Co. Ltd., Class H, 144A	5,158	102,796
Wuxi Biologics Cayman, Inc., 144A*	51,403	795,752
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	1,100	12,715
Wuxi Shangji Automation Co. Ltd., Class A	200	9,978
XCMG Construction Machinery Co. Ltd., Class A	8,400	8,486

Xiamen C & D, Inc., Class A	700	844
Xiaomi Corp., Class B, 144A*	205,922	661,920
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	5,333	12,056
Xinjiang Goldwind Science & Technology Co. Ltd., Class H(a)	8,785	16,785
Xinyi Solar Holdings Ltd.	70,876	171,325
XPeng, Inc., ADR*(a)	5,513	234,303
Yadea Group Holdings Ltd., 144A	15,547	27,626
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	1,100	6,282
Yanzhou Coal Mining Co. Ltd., Class H	24,730	43,180
Yealink Network Technology Corp. Ltd., Class A	900	11,992
Yifeng Pharmacy Chain Co. Ltd., Class A	1,430	11,486
Yihai International Holding Ltd.*	6,240	33,697
Yihai Kerry Arawana Holdings Co. Ltd., Class A	900	9,425
Yonghui Superstores Co. Ltd., Class A	7,800	4,605
Yonyou Network Technology Co. Ltd., Class A	2,697	13,999
Yum China Holdings, Inc.	5,996	369,114
Yunda Holding Co. Ltd., Class A	1,560	3,725
Yunnan Baiyao Group Co. Ltd., Class A	1,000	13,742
Yunnan Energy New Material Co. Ltd., Class A	800	35,004
Yutong Bus Co. Ltd., Class A	503	959
Zai Lab Ltd., ADR*(a)	1,120	161,840
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	500	26,886
Zhaojin Mining Industry Co. Ltd., Class H	14,799	12,102
Zhejiang Century Huatong Group Co. Ltd., Class A*	8,280	8,018
Zhejiang Chint Electrics Co. Ltd., Class A	2,300	22,433
Zhejiang Dahua Technology Co. Ltd., Class A	4,900	17,477
Zhejiang Expressway Co. Ltd., Class H	14,525	12,737
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,252	27,199
Zhejiang Longsheng Group Co. Ltd., Class A	5,300	11,111
Zhejiang NHU Co. Ltd., Class A	3,294	14,684
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	5,205	20,363
Zhejiang Satellite Petrochemical Co. Ltd., Class A	2,000	12,987
Zhejiang Supor Co. Ltd., Class A	945	7,144
Zhenro Properties Group Ltd.	26,409	15,416
Zheshang Securities Co. Ltd., Class A*	2,100	4,035
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*	6,234	30,379
Zhongji Innolight Co. Ltd., Class A	700	3,842
Zhongjin Gold Corp. Ltd., Class A	900	1,219
Zhongsheng Group Holdings Ltd.	8,411	70,295
Zhongtai Securities Co. Ltd., Class A	4,000	6,092
Zhuzhou CRRC Times Electric Co. Ltd., Class H*	7,575	45,630
Zijin Mining Group Co. Ltd., Class A	26,200	45,101
Zijin Mining Group Co. Ltd., Class H	73,303	104,430
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	6,976	8,517
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	19,474	18,554
ZTE Corp., Class A	2,900	14,918
ZTE Corp., Class H	11,757	41,344
ZTO Express Cayman, Inc., ADR	6,311	178,033

(Cost $28,051,108)		37,683,457

Colombia - 0.1%
Bancolombia SA	3,210	26,461
Ecopetrol SA	65,565	45,975
Grupo de Inversiones Suramericana SA	3,686	18,777
Interconexion Electrica SA ESP	6,557	39,490

(Cost $135,780)		130,703

Cyprus - 0.1%
TCS Group Holding PLC, GDR
(Cost $91,402)	1,692	150,177

Czech Republic - 0.1%
CEZ AS	2,186	68,897
Komercni banka AS*	1,290	49,586
Moneta Money Bank AS, 144A*	3,735	15,146

(Cost $99,991)		133,629

Egypt - 0.1%
Commercial International Bank Egypt SAE*	22,006	65,598
Eastern Co. SAE	17,485	13,108
Fawry for Banking & Payment Technology Services SAE*	6,956	7,217

(Cost $87,798)		85,923

Greece - 0.2%
Alpha Services and Holdings SA*	31,866	44,229
Eurobank Ergasias Services and Holdings SA*	34,923	33,277
FF Group*(b)	1,458	8,263
Hellenic Telecommunications Organization SA	3,550	69,854
JUMBO SA	1,558	24,467
OPAP SA	3,212	50,366

(Cost $210,275)		230,456

Hong Kong - 2.2%
Alibaba Health Information Technology Ltd.*	58,863	96,573
Alibaba Pictures Group Ltd.*	164,638	17,570
Beijing Enterprises Holdings Ltd.	8,365	28,825
Beijing Enterprises Water Group Ltd.*	74,972	30,943
Bosideng International Holdings Ltd.	55,421	45,320
Brilliance China Automotive Holdings Ltd.*(b)	44,597	41,859

China Education Group Holdings Ltd.	10,753	20,296
China Everbright Environment Group Ltd.	50,593	34,997
China Everbright Ltd.	15,996	20,094
China Gas Holdings Ltd.	45,131	130,853
China Jinmao Holdings Group Ltd.	83,744	27,242
China Mengniu Dairy Co. Ltd.*	45,368	272,706
China Merchants Port Holdings Co. Ltd.	20,235	34,083
China Overseas Land & Investment Ltd.	56,228	129,410
China Overseas Property Holdings Ltd.	19,032	16,249
China Power International Development Ltd.	62,334	25,166
China Resources Beer Holdings Co. Ltd.	20,380	167,705
China Resources Cement Holdings Ltd.	36,421	35,731
China Resources Gas Group Ltd.	13,295	80,685
China Resources Land Ltd.	45,067	167,753
China Resources Power Holdings Co. Ltd.	28,622	70,364
China State Construction International Holdings Ltd.	27,804	22,522
China Taiping Insurance Holdings Co. Ltd.	23,320	34,062
China Traditional Chinese Medicine Holdings Co. Ltd.*	42,000	19,981
China Youzan Ltd.*	203,418	28,509
COSCO SHIPPING Ports Ltd.	28,790	23,950
Far East Horizon Ltd.	29,983	34,079
Geely Automobile Holdings Ltd.	83,533	301,805
Guangdong Investment Ltd.	44,544	61,855
Hopson Development Holdings Ltd.	8,899	34,669
Huabao International Holdings Ltd.	14,000	33,445
Hutchmed China Ltd., ADR*(a)	1,246	50,289
Kingboard Holdings Ltd.	9,863	48,507
Kingboard Laminates Holdings Ltd.	14,352	28,234
Kunlun Energy Co. Ltd.	54,388	57,623
Lee & Man Paper Manufacturing Ltd.	18,661	16,388
Nine Dragons Paper Holdings Ltd.	27,294	37,340
Shenzhen International Holdings Ltd.	20,427	26,632
Shenzhen Investment Ltd.	46,741	13,883
Shimao Group Holdings Ltd.	18,475	38,197
Sino Biopharmaceutical Ltd.	144,666	121,091
SSY Group Ltd.	24,850	15,464
Sun Art Retail Group Ltd.	25,367	15,362
Vinda International Holdings Ltd.(a)	5,708	16,807
Wharf Holdings Ltd.	19,318	65,325
Yuexiu Property Co. Ltd.	21,274	19,941

(Cost $2,029,217)		2,660,384

Hungary - 0.2%
MOL Hungarian Oil & Gas PLC	5,330	43,705
OTP Bank Nyrt*	3,183	192,199
Richter Gedeon Nyrt	2,049	61,412

(Cost $160,649)		297,316

India - 11.4%
ACC Ltd.	1,207	39,896
Adani Enterprises Ltd.	3,973	86,396
Adani Green Energy Ltd.*	5,813	85,064
Adani Ports & Special Economic Zone Ltd.	7,464	76,503
Adani Total Gas Ltd.	3,933	78,248
Adani Transmission Ltd.*	3,928	85,041
Ambuja Cements Ltd.	9,929	57,263
Apollo Hospitals Enterprise Ltd.	1,400	95,297
Asian Paints Ltd.	5,463	239,550
Aurobindo Pharma Ltd.	4,001	39,858
Avenue Supermarts Ltd., 144A*	2,465	133,528
Axis Bank Ltd., GDR*	4,537	251,350
Axis Bank Ltd.*	8,590	92,539
Bajaj Auto Ltd.	1,111	56,729
Bajaj Finance Ltd.	3,914	403,395
Bajaj Finserv Ltd.	589	138,350
Balkrishna Industries Ltd.	1,411	44,353
Bandhan Bank Ltd., 144A	9,449	36,886
Berger Paints India Ltd.	3,231	36,325
Bharat Electronics Ltd.	17,144	43,830
Bharat Forge Ltd.	3,229	33,932
Bharat Petroleum Corp. Ltd.	11,807	76,277
Bharti Airtel Ltd.*	34,983	318,193
Biocon Ltd.*	5,092	25,028
Britannia Industries Ltd.	1,434	78,518
Cholamandalam Investment and Finance Co. Ltd.	5,759	43,705
Cipla Ltd.	6,695	86,916
Coal India Ltd.	17,418	34,797
Colgate-Palmolive India Ltd.	1,912	44,346
Container Corp. Of India Ltd.	3,854	35,873
Dabur India Ltd.	8,801	74,921
Divi’s Laboratories Ltd.	1,995	141,374
DLF Ltd.	9,082	39,876
Dr. Reddy’s Laboratories Ltd., ADR	1,701	109,221
Eicher Motors Ltd.	2,050	75,231
GAIL India Ltd.	20,635	41,308
Godrej Consumer Products Ltd.*	5,127	77,199
Grasim Industries Ltd.	3,716	76,369
Havells India Ltd.	3,291	57,179
HCL Technologies Ltd.	15,423	249,764
HDFC Asset Management Co. Ltd., 144A	732	30,824
HDFC Life Insurance Co. Ltd., 144A	11,053	108,664
Hero MotoCorp Ltd.	1,823	68,464
Hindalco Industries Ltd.	23,592	151,329
Hindustan Petroleum Corp. Ltd.	8,633	31,525
Hindustan Unilever Ltd.	11,694	436,334
Housing Development Finance Corp. Ltd.	24,550	941,043
ICICI Bank Ltd.	51,891	511,074
ICICI Bank Ltd., ADR	10,048	197,142
ICICI Lombard General Insurance Co. Ltd., 144A	2,992	65,350

ICICI Prudential Life Insurance Co. Ltd., 144A	5,085	45,907
Indian Oil Corp. Ltd.	25,147	38,182
Indraprastha Gas Ltd.	4,455	33,308
Indus Towers Ltd.	9,712	28,647
Info Edge India Ltd.	1,102	93,318
Infosys Ltd., ADR	21,960	523,087
Infosys Ltd.	25,771	602,362
InterGlobe Aviation Ltd., 144A*	1,544	40,270
Ipca Laboratories Ltd.	1,118	39,437
ITC Ltd.	43,885	127,013
JSW Steel Ltd.	12,711	119,715
Jubilant Foodworks Ltd.	1,061	58,058
Kotak Mahindra Bank Ltd.	7,895	189,644
Larsen & Toubro Infotech Ltd., 144A	791	57,558
Larsen & Toubro Ltd.	10,057	230,350
Lupin Ltd.	3,643	47,796
Mahindra & Mahindra Ltd.	11,746	127,632
Marico Ltd.	7,349	54,805
Maruti Suzuki India Ltd.	1,871	175,448
Motherson Sumi Systems Ltd.*	17,184	51,453
MRF Ltd.	31	33,860
Muthoot Finance Ltd.	1,978	41,019
Nestle India Ltd.	485	129,327
NTPC Ltd.	65,507	104,038
Oil & Natural Gas Corp. Ltd.	33,258	54,916
Page Industries Ltd.	93	40,125
Petronet LNG Ltd.	11,514	35,895
PI Industries Ltd.	1,322	61,458
Pidilite Industries Ltd.	1,989	62,125
Piramal Enterprises Ltd.	1,435	51,235
Power Grid Corp. of India Ltd.	40,968	98,397
REC Ltd.	14,787	30,725
Reliance Industries Ltd., GDR, 144A	19,428	1,201,622
Reliance Industries Ltd.	1,490	46,086
SBI Cards & Payment Services Ltd.*	3,211	50,163
SBI Life Insurance Co. Ltd., 144A	6,215	101,477
Shree Cement Ltd.	158	61,220
Shriram Transport Finance Co. Ltd.	2,679	49,637
Siemens Ltd.	1,068	33,242
State Bank of India	25,942	151,390
Sun Pharmaceutical Industries Ltd.	12,424	135,127
Tata Consultancy Services Ltd.	13,225	685,899
Tata Consumer Products Ltd.	9,152	108,427
Tata Motors Ltd., ADR*(a)	5,045	99,286
Tata Steel Ltd.	10,178	202,180
Tech Mahindra Ltd.	8,886	176,199
Titan Co. Ltd.	4,810	126,602
Torrent Pharmaceuticals Ltd.	795	33,821
Trent Ltd.	2,877	39,679
UltraTech Cement Ltd.	1,407	150,947
United Spirits Ltd.*	4,191	41,053
UPL Ltd.	7,512	76,270
Vedanta Ltd.	16,541	68,604
Wipro Ltd., ADR	8,076	75,430
Wipro Ltd.	10,430	91,567
Yes Bank Ltd.*	152,359	22,538

(Cost $7,844,939)		13,637,753

Indonesia - 1.2%
Aneka Tambang Tbk	120,904	20,260
PT Adaro Energy Tbk	145,574	12,860
PT Astra International Tbk	303,816	111,301
PT Bank Central Asia Tbk	156,458	359,264
PT Bank Mandiri Persero Tbk	275,574	117,862
PT Bank Negara Indonesia Persero Tbk	125,100	47,365
PT Bank Rakyat Indonesia Persero Tbk	812,912	223,996
PT Barito Pacific Tbk	449,719	33,581
PT Charoen Pokphand Indonesia Tbk	109,663	49,209
PT Gudang Garam Tbk	7,952	18,441
PT Indah Kiat Pulp & Paper Tbk	38,261	21,193
PT Indocement Tunggal Prakarsa Tbk	22,241	17,543
PT Indofood CBP Sukses Makmur Tbk*	34,858	20,591
PT Indofood Sukses Makmur Tbk*	57,856	25,049
PT Kalbe Farma Tbk	277,474	26,167
PT Merdeka Copper Gold Tbk*	116,604	23,055
PT Sarana Menara Nusantara Tbk	271,844	25,540
PT Semen Indonesia Persero Tbk	50,446	32,717
PT Telkom Indonesia Persero Tbk	673,159	160,473
PT Tower Bersama Infrastructure Tbk	110,896	24,337
PT Unilever Indonesia Tbk	111,130	31,557
PT United Tractors Tbk	25,029	35,229

(Cost $1,399,044)		1,437,590

Kuwait - 0.6%
Agility Public Warehousing Co. KSC	17,118	56,870
Boubyan Bank KSCP*	19,212	50,027
Kuwait Finance House KSCP	66,601	182,948
Mabanee Co KPSC	5,053	12,973
Mobile Telecommunications Co. KSC	28,925	58,773
National Bank of Kuwait SAKP	95,905	298,527

(Cost $525,499)		660,118

Luxembourg - 0.0%
Reinet Investments SCA*
(Cost $39,434)	2,089	40,420

Malaysia - 1.3%
AMMB Holdings Bhd*	19,746	14,393
Axiata Group Bhd	42,599	42,425
CIMB Group Holdings Bhd	97,667	115,358
Dialog Group Bhd	58,336	37,328
DiGi.Com Bhd	45,860	48,541
Fraser & Neave Holdings Bhd	1,800	12,072
Genting Bhd	32,067	38,956
Genting Malaysia Bhd	48,934	34,961

HAP Seng Consolidated Bhd	8,151	16,667
Hartalega Holdings Bhd	26,202	46,517
Hong Leong Bank Bhd	10,141	46,790
Hong Leong Financial Group Bhd	2,700	11,847
IHH Healthcare Bhd	18,435	28,382
IOI Corp. Bhd	32,394	32,106
Kossan Rubber Industries	13,100	9,769
Kuala Lumpur Kepong Bhd	7,010	36,020
Malayan Banking Bhd	57,115	115,412
Malaysia Airports Holdings Bhd*	16,200	25,837
Maxis Bhd	32,096	36,211
MISC Bhd	20,700	35,853
Nestle Malaysia Bhd	800	25,923
Petronas Chemicals Group Bhd	33,924	67,734
Petronas Dagangan Bhd	4,104	19,705
Petronas Gas Bhd	10,735	43,384
PPB Group Bhd	9,962	44,382
Press Metal Aluminium Holdings Bhd	39,500	51,311
Public Bank Bhd	214,810	215,998
QL Resources Bhd	17,100	22,871
RHB Bank Bhd	24,732	33,258
Sime Darby Bhd	34,123	19,372
Sime Darby Plantation Bhd	28,823	27,942
Supermax Corp. Bhd	18,824	14,943
Telekom Malaysia Bhd	13,245	19,468
Tenaga Nasional Bhd	32,205	81,035
Top Glove Corp. Bhd	73,500	70,724
Westports Holdings Bhd	14,807	15,673

(Cost $1,528,629)		1,559,168

Mexico - 1.9%
America Movil SAB de CV, Series L	488,875	481,232
Arca Continental SAB de CV	6,647	42,816
Becle SAB de CV	8,852	22,562
Cemex SAB de CV, Series CPO*	213,459	175,367
Coca-Cola Femsa SAB de CV	8,593	49,747
Fibra Uno Administracion SA de CV REIT	49,523	56,343
Fomento Economico Mexicano SAB de CV	26,937	234,539
Gruma SAB de CV, Class B	3,316	37,871
Grupo Aeroportuario del Pacifico SAB de CV, Class B*	5,275	61,428
Grupo Aeroportuario del Sureste SAB de CV, Class B*	3,041	54,574
Grupo Bimbo SAB de CV, Series A	23,488	59,434
Grupo Carso SAB de CV, Series A1	6,873	23,363
Grupo Financiero Banorte SAB de CV, Class O	36,604	241,633
Grupo Financiero Inbursa SAB de CV, Class O*	26,684	25,549
Grupo Mexico SAB de CV, Series B	43,503	202,634
Grupo Televisa SAB, Series CPO	32,721	86,250
Industrias Penoles SAB de CV*	2,241	31,755
Kimberly-Clark de Mexico SAB de CV, Class A	24,734	43,682
Megacable Holdings SAB de CV, Series CPO	3,615	12,587
Orbia Advance Corp. SAB de CV	16,857	48,127
Promotora y Operadora de Infraestructura SAB de CV	2,738	20,449
Telesites SAB de CV*	14,219	13,076
Wal-Mart de Mexico SAB de CV	74,073	263,556

(Cost $2,322,601)		2,288,574

Peru - 0.2%
Cia de Minas Buenaventura SAA, ADR*	3,292	24,690
Credicorp Ltd.*	987	105,244
Southern Copper Corp.	1,285	80,428

(Cost $253,077)		210,362

Philippines - 0.6%
Aboitiz Equity Ventures, Inc.	22,490	19,461
Ayala Corp.	3,826	60,947
Ayala Land, Inc.	120,724	81,898
Bank of the Philippine Islands	22,014	36,815
BDO Unibank, Inc.	26,345	58,197
Globe Telecom, Inc.	439	24,002
GT Capital Holdings, Inc.	1,565	16,987
International Container Terminal Services, Inc.	13,431	50,241
JG Summit Holdings, Inc.	42,654	55,643
Jollibee Foods Corp.	7,083	28,731
Manila Electric Co.	3,760	21,313
Metro Pacific Investments Corp.	192,127	14,868
Metropolitan Bank & Trust Co.	28,512	25,904
PLDT, Inc.	1,061	31,244
SM Investments Corp.	3,463	70,234
SM Prime Holdings, Inc.	148,591	101,550
Universal Robina Corp.	13,309	40,342

(Cost $821,295)		738,377

Poland - 0.8%
Allegro.eu SA, 144A*	5,002	92,736
Bank Polska Kasa Opieki SA*	2,788	78,032
CD Projekt SA	858	37,930
Cyfrowy Polsat SA	4,476	42,725
Dino Polska SA, 144A*	763	64,663
KGHM Polska Miedz SA	2,073	96,502
LPP SA	15	54,671
Orange Polska SA*	8,810	19,045
PGE Polska Grupa Energetyczna SA*	10,212	26,902
Polski Koncern Naftowy ORLEN SA	3,793	73,579
Polskie Gornictwo Naftowe i Gazownictwo SA	27,442	45,138
Powszechna Kasa Oszczednosci Bank Polski SA*	12,590	138,222
Powszechny Zaklad Ubezpieczen SA*	8,923	94,585
Santander Bank Polska SA*	485	38,241

(Cost $808,894)		902,971

Qatar - 0.7%
Barwa Real Estate Co.	30,787	25,959
Commercial Bank PSQC	28,021	46,468
Industries Qatar QSC	21,307	75,198
Masraf Al Rayan QSC	54,613	68,248
Mesaieed Petrochemical Holding Co.	66,023	36,266
Ooredoo QPSC	9,806	18,618
Qatar Electricity & Water Co. QSC	5,883	26,822
Qatar Fuel QSC	7,765	39,028
Qatar Gas Transport Co. Ltd.	33,234	28,250
Qatar International Islamic Bank QSC	12,810	33,775
Qatar Islamic Bank SAQ	15,836	79,593
Qatar National Bank QPSC	63,954	336,720

(Cost $652,511)		814,945

Romania - 0.0%
NEPI Rockcastle PLC
(Cost $85,530)	6,574	47,469

Russia - 3.3%
Alrosa PJSC	35,559	70,794
Gazprom PJSC	168,405	703,572
Inter RAO UES PJSC	502,967	31,692
LUKOIL PJSC, ADR	2,366	200,542
LUKOIL PJSC	3,517	300,704
Magnit PJSC, GDR	4,430	67,225
Mail.Ru Group Ltd., GDR*	1,480	29,922
MMC Norilsk Nickel PJSC	905	297,252
Mobile TeleSystems PJSC, ADR	6,756	63,371
Moscow Exchange MICEX-RTS PJSC	21,243	53,167
Novatek PJSC, GDR	1,313	311,181
Novolipetsk Steel PJSC	21,701	73,151
Ozon Holdings PLC, ADR*	718	37,550
PhosAgro PJSC, GDR	2,205	43,439
Polymetal International PLC	5,014	100,165
Polyus PJSC	488	87,993
Rosneft Oil Co. PJSC	552	4,024
Rosneft Oil Co. PJSC, GDR	15,924	114,971
Sberbank of Russia PJSC	153,925	691,293
Severstal PAO	725	17,014
Severstal PAO, GDR	2,304	53,453
Surgutneftegas PJSC, ADR	11,096	51,264
Tatneft PJSC	21,023	139,084
VTB Bank PJSC, GDR	3,374	4,703
VTB Bank PJSC	36,688,086	26,544
X5 Retail Group NV, GDR	1,793	59,727
Yandex NV, Class A*	4,310	328,845

(Cost $2,949,216)		3,962,642

Saudi Arabia - 3.1%
Abdullah Al Othaim Markets Co.	731	22,452
Advanced Petrochemical Co.	1,850	35,316
Al Rajhi Bank	17,610	568,110
Alinma Bank	12,691	77,485
Almarai Co. JSC	3,503	54,170
Arab National Bank	8,632	52,657
Bank AlBilad*	5,350	60,979
Bank Al-Jazira	5,352	26,427
Banque Saudi Fransi	8,345	90,109
Bupa Arabia for Cooperative Insurance Co.	826	36,778
Co. for Cooperative Insurance	703	17,150
Dar Al Arkan Real Estate Development Co.*	10,066	27,374
Dr Sulaiman Al Habib Medical Services Group Co.	628	30,741
Emaar Economic City*	7,036	23,974
Etihad Etisalat Co.	5,612	47,880
Jarir Marketing Co.	696	40,194
Mobile Telecommunications Co. Saudi Arabia*	7,368	28,445
Mouwasat Medical Services Co.	634	33,131
National Industrialization Co.*	4,594	25,575
National Petrochemical Co.	1,664	21,073
Rabigh Refining & Petrochemical Co.*	4,036	26,493
Riyad Bank	19,664	141,030
SABIC Agri-Nutrients Co.	2,993	100,067
Sahara International Petrochemical Co.	5,286	46,931
Saudi Arabian Mining Co.*	6,296	122,204
Saudi Arabian Oil Co., 144A	31,259	292,946
Saudi Basic Industries Corp.	12,650	414,843
Saudi British Bank	11,841	108,759
Saudi Cement Co.	1,309	21,882
Saudi Electricity Co.	12,439	90,539
Saudi Industrial Investment Group	3,185	30,485
Saudi Kayan Petrochemical Co.*	10,081	50,046
Saudi National Bank	31,022	502,876
Saudi Telecom Co.	8,632	310,694
Savola Group	3,773	40,389
Yanbu National Petrochemical Co.	3,287	59,418

(Cost $2,857,062)		3,679,622

Singapore - 0.1%
BOC Aviation Ltd., 144A	2,787	20,891
JOYY, Inc., ADR	842	53,299

(Cost $73,772)		74,190

South Africa - 3.1%
Absa Group Ltd.*	10,625	115,603
African Rainbow Minerals Ltd.	1,500	26,763
Anglo American Platinum Ltd.	805	91,350
AngloGold Ashanti Ltd.	6,238	104,742
Aspen Pharmacare Holdings Ltd.*	5,520	74,522
Bid Corp. Ltd.*	4,448	97,949
Bidvest Group Ltd.	3,798	53,599
Capitec Bank Holdings Ltd.	1,153	150,627
Clicks Group Ltd.	3,784	78,815

Discovery Ltd.*	6,102	54,092
Exxaro Resources Ltd.	4,047	51,404
FirstRand Ltd.	70,464	300,216
Gold Fields Ltd.(a)	12,981	121,962
Growthpoint Properties Ltd. REIT	44,381	47,295
Harmony Gold Mining Co. Ltd.	8,562	31,457
Impala Platinum Holdings Ltd.	11,150	171,093
Kumba Iron Ore Ltd.(a)	971	43,649
Mr Price Group Ltd.	3,846	57,697
MTN Group Ltd.*	24,175	222,075
MultiChoice Group(a)	4,972	39,328
Naspers Ltd., Class N	3,088	527,200
Nedbank Group Ltd.*	5,455	69,472
Northam Platinum Ltd.*	5,374	73,986
Old Mutual Ltd.	69,562	73,555
Rand Merchant Investment Holdings Ltd.	12,924	28,186
Remgro Ltd.	6,340	52,728
Sanlam Ltd.	26,814	118,950
Sasol Ltd.*	7,783	120,017
Shoprite Holdings Ltd.	7,115	90,050
Sibanye Stillwater Ltd.	39,629	160,685
SPAR Group Ltd.	3,034	43,366
Standard Bank Group Ltd.	18,791	192,370
Tiger Brands Ltd.	2,068	26,471
Vodacom Group Ltd.	9,413	93,085
Woolworths Holdings Ltd.*	15,153	66,396

(Cost $3,988,043)		3,670,755

South Korea - 12.0%
Alteogen, Inc.*	431	31,597
Amorepacific Corp.	484	94,967
AMOREPACIFIC Group	288	14,357
BGF retail Co. Ltd.	104	16,011
Celltrion Healthcare Co. Ltd.*	1,180	125,892
Celltrion Pharm, Inc.*	235	35,044
Celltrion, Inc.*	1,373	346,965
Cheil Worldwide, Inc.	1,203	23,968
CJ CheilJedang Corp.	119	46,545
CJ Corp.	217	18,996
CJ ENM Co. Ltd.	150	19,807
CJ Logistics Corp.*	125	18,435
Coway Co. Ltd.	732	49,370
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	540	13,064
DB Insurance Co. Ltd.	766	38,781
Doosan Bobcat, Inc.*	786	29,387
Doosan Heavy Industries & Construction Co. Ltd.*	3,848	69,363
Douzone Bizon Co. Ltd.	297	21,850
Ecopro BM Co. Ltd.	156	43,109
E-MART, Inc.	280	43,227
Fila Holdings Corp.	670	25,946
Green Cross Corp.	76	25,236
GS Engineering & Construction Corp.	1,008	38,905
GS Holdings Corp.	566	20,747
Hana Financial Group, Inc.	4,148	161,169
Hankook Tire & Technology Co. Ltd.	965	38,785
Hanmi Pharm. Co. Ltd.	92	24,519
Hanon Systems	2,382	33,795
Hanwha Solutions Corp.*	1,748	61,435
HLB, Inc.*	1,265	60,552
HMM Co. Ltd.*	3,714	134,536
Hotel Shilla Co. Ltd.	477	36,944
HYBE Co. Ltd.*	194	48,439
Hyundai Engineering & Construction Co. Ltd.	1,192	57,058
Hyundai Glovis Co. Ltd.	255	42,667
Hyundai Heavy Industries Holdings Co. Ltd.	670	37,734
Hyundai Mobis Co. Ltd.	964	230,721
Hyundai Motor Co.	1,959	359,039
Hyundai Steel Co.	1,375	60,481
Industrial Bank of Korea	4,197	37,284
Kakao Corp.	4,431	592,354
KakaoBank Corp.*	770	55,719
Kangwon Land, Inc.*	1,656	39,563
KB Financial Group, Inc.	5,579	254,542
Kia Corp.	3,725	273,403
Korea Aerospace Industries Ltd.	1,128	31,959
Korea Electric Power Corp.	3,462	71,662
Korea Investment Holdings Co. Ltd.	643	52,851
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	558	57,030
Korea Zinc Co. Ltd.	125	57,355
Korean Air Lines Co. Ltd.*	2,411	65,086
KT&G Corp.	1,662	116,969
Kumho Petrochemical Co. Ltd.	248	41,602
LG Chem Ltd.	655	428,212
LG Corp.	1,225	100,688
LG Display Co. Ltd.*	3,412	60,327
LG Electronics, Inc.	1,501	183,830
LG Household & Health Care Ltd.	131	165,071
LG Innotek Co. Ltd.	213	39,497
LG Uplus Corp.	3,060	37,081
Lotte Chemical Corp.	234	50,455
Lotte Shopping Co. Ltd.	83	7,695
Meritz Securities Co. Ltd.	4,531	20,946
Mirae Asset Securities Co. Ltd.	3,448	26,229
NAVER Corp.	1,761	666,764
NCSoft Corp.	244	138,893
Netmarble Corp., 144A	348	38,718
NH Investment & Securities Co. Ltd.	1,159	13,245
Orion Corp.	372	40,586
Pan Ocean Co. Ltd.	4,052	29,041
Pearl Abyss Corp.*	475	38,633

POSCO	1,047	304,316
POSCO Chemical Co. Ltd.	412	55,256
S-1 Corp.	230	16,286
Samsung Biologics Co. Ltd., 144A*	245	203,911
Samsung C&T Corp.	1,149	131,801
Samsung Electro-Mechanics Co. Ltd.	833	132,553
Samsung Electronics Co. Ltd.	68,245	4,514,547
Samsung Engineering Co. Ltd.*	2,216	42,716
Samsung Fire & Marine Insurance Co. Ltd.	463	90,248
Samsung Heavy Industries Co. Ltd.*	6,355	34,531
Samsung Life Insurance Co. Ltd.	1,039	66,761
Samsung SDI Co. Ltd.	789	539,633
Samsung SDS Co. Ltd.	522	77,662
Samsung Securities Co. Ltd.	1,063	45,336
Seegene, Inc.	518	29,397
Shin Poong Pharmaceutical Co. Ltd.	415	25,270
Shinhan Financial Group Co. Ltd.	6,243	209,186
Shinsegae, Inc.	122	28,305
SK Biopharmaceuticals Co. Ltd.*	373	40,374
SK Chemicals Co. Ltd.	109	25,383
SK Hynix, Inc.	7,818	718,114
SK IE Technology Co. Ltd., 144A*	202	36,151
SK Innovation Co. Ltd.*	729	156,872
SK Telecom Co. Ltd.	89	22,875
SK, Inc.	444	100,905
SKC Co. Ltd.	290	39,894
S-Oil Corp.	642	52,658
Woori Financial Group, Inc.	7,256	70,404
Yuhan Corp.	787	42,423

(Cost $7,291,476)		14,286,501

Taiwan - 14.3%
Accton Technology Corp.	7,308	73,967
Acer, Inc.	42,329	38,490
Advantech Co. Ltd.	5,732	79,837
ASE Technology Holding Co. Ltd.*	47,703	221,186
Asia Cement Corp.	34,584	56,031
ASMedia Technology, Inc.	416	31,147
Asustek Computer, Inc.	9,964	116,490
AU Optronics Corp.	116,186	73,786
Catcher Technology Co. Ltd.	10,697	64,460
Cathay Financial Holding Co. Ltd.	111,360	239,488
Chailease Holding Co. Ltd.	18,196	174,977
Chang Hwa Commercial Bank Ltd.	47,443	28,246
Cheng Shin Rubber Industry Co. Ltd.	27,949	37,567
China Development Financial Holding Corp.	185,186	94,887
China Life Insurance Co. Ltd.	23,895	24,918
China Steel Corp.	170,180	234,267
Chunghwa Telecom Co. Ltd.	55,440	224,053
Compal Electronics, Inc.	58,387	48,246
CTBC Financial Holding Co. Ltd.	260,703	216,363
Delta Electronics, Inc.	27,816	271,500
E.Sun Financial Holding Co. Ltd.	166,616	159,922
Eclat Textile Co. Ltd.	2,549	51,231
Evergreen Marine Corp. Taiwan Ltd.	37,487	183,962
Far Eastern New Century Corp.	45,483	49,318
Far EasTone Telecommunications Co. Ltd.	21,955	48,800
Feng TAY Enterprise Co. Ltd.	5,297	41,285
First Financial Holding Co. Ltd.	137,362	113,504
Formosa Chemicals & Fibre Corp.	48,601	147,486
Formosa Petrochemical Corp.	16,223	57,250
Formosa Plastics Corp.	53,724	198,701
Foxconn Technology Co. Ltd.	13,464	32,210
Fubon Financial Holding Co. Ltd.	93,653	287,243
Giant Manufacturing Co. Ltd.	4,768	57,635
Globalwafers Co. Ltd.	3,091	97,035
Hiwin Technologies Corp.	3,683	43,324
Hon Hai Precision Industry Co. Ltd.	178,186	713,683
Hotai Motor Co. Ltd.	4,564	96,011
Hua Nan Financial Holdings Co. Ltd.*	125,944	94,980
Innolux Corp.	120,169	74,798
Inventec Corp.	37,871	33,206
Largan Precision Co. Ltd.	1,482	143,315
Lite-On Technology Corp.	32,588	71,964
MediaTek, Inc.	21,413	696,163
Mega Financial Holding Co. Ltd.	156,078	184,724
Micro-Star International Co. Ltd.	10,332	48,652
momo.com, Inc.	500	30,942
Nan Ya Plastics Corp.	72,304	233,765
Nan Ya Printed Circuit Board Corp.	3,188	48,487
Nanya Technology Corp.	18,555	44,457
Nien Made Enterprise Co. Ltd.	2,452	36,629
Novatek Microelectronics Corp.	8,254	133,727
Oneness Biotech Co. Ltd.*	2,888	20,112
Pegatron Corp.	27,420	64,114
Phison Electronics Corp.	2,295	35,361
Pou Chen Corp.	37,225	44,259
Powertech Technology, Inc.	10,224	41,503
President Chain Store Corp.*	8,416	86,700
Quanta Computer, Inc.	36,376	102,906
Realtek Semiconductor Corp.	6,665	133,235
Ruentex Development Co. Ltd.	14,339	35,856
Shanghai Commercial & Savings Bank Ltd.	50,995	82,804
Shin Kong Financial Holding Co. Ltd.	147,522	50,570
SinoPac Financial Holdings Co. Ltd.	149,821	77,036
Synnex Technology International Corp.	18,736	36,372
Taishin Financial Holding Co. Ltd.*	147,473	102,968
Taiwan Cement Corp.	70,696	123,594
Taiwan Cooperative Financial Holding Co. Ltd.	140,704	113,473
Taiwan High Speed Rail Corp.	33,672	36,693
Taiwan Mobile Co. Ltd.	23,924	87,189

Taiwan Semiconductor Manufacturing Co. Ltd.	351,115	7,779,047
Unimicron Technology Corp.	17,396	92,587
Uni-President Enterprises Corp.*	67,885	177,101
United Microelectronics Corp.	168,388	383,397
Vanguard International Semiconductor Corp.	14,065	75,112
Walsin Technology Corp.*	5,071	33,028
Wan Hai Lines Ltd.*	7,980	71,411
Win Semiconductors Corp.	4,929	58,781
Winbond Electronics Corp.	43,782	46,604
Wistron Corp.	42,619	42,137
Wiwynn Corp.	1,267	44,346
WPG Holdings Ltd.	21,771	38,022
Yageo Corp.	5,435	94,037
Yang Ming Marine Transport Corp.*	21,480	103,472
Yuanta Financial Holding Co. Ltd.	131,601	118,716
Zhen Ding Technology Holding Ltd.	9,466	33,918

(Cost $7,198,743)		17,070,776

Thailand - 1.7%
Advanced Info Service PCL, NVDR	16,774	97,836
Airports of Thailand PCL, NVDR	62,900	124,405
Asset World Corp. PCL, NVDR*	91,000	12,253
B Grimm Power PCL, NVDR	10,800	15,497
Bangkok Commercial Asset Management PCL, NVDR	25,700	14,830
Bangkok Dusit Medical Services PCL, NVDR	146,900	106,646
Bangkok Expressway & Metro PCL, NVDR	109,100	29,278
Berli Jucker PCL, NVDR	19,000	21,368
BTS Group Holdings PCL, NVDR	125,844	36,700
Bumrungrad Hospital PCL, NVDR	5,900	24,345
Carabao Group PCL, NVDR	4,600	19,980
Central Pattana PCL, NVDR	27,200	45,358
Central Retail Corp. PCL, NVDR	28,600	30,390
Charoen Pokphand Foods PCL, NVDR	54,743	45,856
CP ALL PCL, NVDR	83,100	167,579
Delta Electronics Thailand PCL, NVDR	4,437	80,391
Electricity Generating PCL, NVDR	3,900	21,900
Energy Absolute PCL, NVDR	22,900	46,535
Global Power Synergy PCL, NVDR	10,800	27,894
Gulf Energy Development PCL, NVDR	41,850	54,207
Home Product Center PCL, NVDR	98,400	43,655
Indorama Ventures PCL, NVDR	28,597	38,816
Intouch Holdings PCL, NVDR	16,000	42,442
Krung Thai Bank PCL, NVDR	40,206	13,971
Krungthai Card PCL, NVDR	11,200	23,020
Land & Houses PCL, NVDR	124,100	31,379
Minor International PCL, NVDR*	43,715	44,417
Muangthai Capital PCL, NVDR	10,100	20,289
Osotspa PCL, NVDR	10,800	12,230
PTT Exploration & Production PCL, NVDR	20,213	69,922
PTT Global Chemical PCL, NVDR	31,000	61,553
PTT Oil & Retail Business PCL, NVDR	42,700	40,074
PTT PCL	14,200	16,851
PTT PCL, NVDR	131,380	155,907
Ratch Group PCL, NVDR	11,200	16,418
SCG Packaging PCL, NVDR	16,000	34,748
Siam Cement PCL	4,758	63,475
Siam Cement PCL, NVDR	5,800	77,375
Siam Commercial Bank PCL, NVDR	10,798	35,678
Sri Trang Gloves Thailand PCL, NVDR	11,800	13,545
Srisawad Corp. PCL, NVDR	10,800	24,041
Thai Oil PCL, NVDR	18,157	28,025
Thai Union Group PCL, NVDR	39,800	24,572
True Corp. PCL, NVDR	189,500	19,519

(Cost $1,917,677)		1,975,170

Turkey - 0.3%
Akbank TAS	45,559	32,266
Aselsan Elektronik Sanayi Ve Ticaret AS	10,709	20,461
BIM Birlesik Magazalar AS	6,041	52,191
Eregli Demir ve Celik Fabrikalari TAS	22,527	50,870
Ford Otomotiv Sanayi AS	937	19,356
KOC Holding AS	10,044	27,826
Turkcell Iletisim Hizmetleri AS	13,449	26,505
Turkiye Garanti Bankasi AS	33,140	39,370
Turkiye Is Bankasi AS, Class C	23,610	16,324
Turkiye Petrol Rafinerileri AS*	2,020	24,702
Turkiye Sise ve Cam Fabrikalari AS	21,855	23,389

(Cost $590,526)		333,260

United Arab Emirates - 0.7%
Abu Dhabi Commercial Bank PJSC	42,247	86,377
Abu Dhabi Islamic Bank PJSC	14,540	22,325
Abu Dhabi National Oil Co. for Distribution PJSC	35,198	43,313
Aldar Properties PJSC	54,186	61,220
Dubai Islamic Bank PJSC	27,879	38,709
Emaar Properties PJSC	52,092	59,564
Emirates NBD Bank PJSC	37,587	141,726
Emirates Telecommunications Group Co. PJSC	24,190	155,421
First Abu Dhabi Bank PJSC	62,077	287,303

(Cost $706,309)		895,958

Uruguay - 0.1%
Globant SA*
(Cost $59,567)	557	179,510

TOTAL COMMON STOCKS (Cost $78,197,026)		114,583,790

PREFERRED STOCKS - 2.1%
Brazil - 1.3%
Alpargatas SA*	2,267	26,292
Banco Bradesco SA	68,154	305,130
Bradespar SA	3,418	41,744
Braskem SA, Class A*	2,554	32,594

Centrais Eletricas Brasileiras SA, Class B		4,726	34,521
Cia Energetica de Minas Gerais		17,546	45,843
Cia Paranaense de Energia		10,113	13,378
Gerdau SA		15,737	86,190
Itau Unibanco Holding SA		70,659	422,795
Itausa SA		63,904	142,866
Petroleo Brasileiro SA		67,554	355,224

(Cost $1,192,615)			1,506,577

Chile - 0.1%
Sociedad Quimica y Minera de Chile SA, Class B
(Cost $47,257)		2,045	106,977

Colombia - 0.0%
Bancolombia SA
(Cost $68,782)		7,347	61,206

Russia - 0.0%
Surgutneftegas PJSC
(Cost $57,183)		104,203	55,030

South Korea - 0.7%
Hyundai Motor Co.		375	33,151
Hyundai Motor Co.-2nd Preferred		570	48,817
LG Chem Ltd.		111	33,124
LG Household & Health Care Ltd.		30	17,776
Samsung Electronics Co. Ltd.		11,804	720,793

(Cost $330,074)			853,661

TOTAL PREFERRED STOCKS (Cost $1,695,911)			2,583,451

	Principal Amount
CORPORATE BONDS - 0.0%
India - 0.0%
Britannia Industries Ltd.
8.00%, 8/28/22	INR	29,160	414
Series N3, 5.50%, 6/3/24	INR	45,965	635

(Cost $1,043)			1,049

TOTAL CORPORATE BONDS (Cost $1,043)			1,049

	Number of Shares
WARRANTS - 0.0%
Thailand - 0.0%
BTS Group Holdings PCL*, expires 9/5/22(b)		5,917	166
BTS Group Holdings PCL*, expires 11/7/24(b)		11,834	311
BTS Group Holdings PCL*, expires 11/20/26(b)		23,668	467
Minor International PCL*, expires 9/30/21		2,475	22
Minor International PCL*, expires 2/15/24		1,245	169
Srisawad Corp. PCL*, expires 8/29/25		432	182

(Cost $0)			1,317

TOTAL WARRANTS (Cost $0)			1,317

EXCHANGE-TRADED FUNDS - 0.0%
Global X MSCI Pakistan ETF
(Cost $33,215)		875	24,150

SECURITIES LENDING COLLATERAL - 0.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(c)(d)
(Cost $674,537)		674,537	674,537

CASH EQUIVALENTS - 2.3%
DWS Government Money Market Series “Institutional Shares”, 0.04%(c)
(Cost $2,753,344)		2,753,344	2,753,344

TOTAL INVESTMENTS - 100.9% (Cost $83,355,076)			$120,621,638
Other assets and liabilities, net - (0.9%)			(1,105,109)

NET ASSETS - 100.0%			$119,516,529

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2021 is as follows:

Value ($) at 5/31/2021	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2021	Value ($) at 8/31/2021
SECURITIES LENDING COLLATERAL — 0.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(c)(d)
1,406,061	—	(731,524)	(e)	—	—	19	—	674,537	674,537
CASH EQUIVALENTS — 2.3%
DWS Government Money Market Series “Institutional Shares”, 0.04%(c)
217,017	9,589,108	(7,052,781)		—	—	182	—	2,753,344	2,753,344

1,623,078	9,589,108	(7,784,305)		—	—	201	—	3,427,881	3,427,881

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2021 amounted to $1,790,169, which is 1.5% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,128,774.

(e)	Represents the net increase(purchase cost) or decrease(sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2021.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC:	Joint Stock Company
KSC:	Kuwait Shareholding Company
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC:	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
SAQ:	Societe Anonyme Qatar
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At August 31, 2021 the Xtrackers MSCI Emerging Markets Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange- Traded Funds, Securities Lending Collateral and Cash Equivalents
Information Technology	$24,914,185	21.3%
Financials	22,304,170	19.0
Consumer Discretionary	18,114,889	15.5
Communication Services	12,274,023	10.5
Materials	10,430,332	8.9
Consumer Staples	6,804,637	5.8
Energy	6,129,293	5.2
Industrials	5,653,246	4.8
Health Care	5,626,943	4.8
Utilities	2,528,704	2.2
Real Estate	2,389,185	2.0

Total	$117,169,607	100.0%

At August 31, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(f)
MSCI Emerging Markets Index Futures	USD	39	$2,526,136	$2,533,440	9/17/2021	$7,304

(f)	The amount represents the unrealized appreciation(depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2021.

As of August 31, 2021, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(g)	Unrealized Depreciation(g)
Citigroup Global Markets	9/3/2021	BRL	10,303,600	USD	1,993,114	$1,297	$—
JP Morgan & Chase Co.	9/3/2021	BRL	10,056,600	USD	1,943,530	—	(538)
RBC Capital Markets	9/3/2021	BRL	1,943,200	USD	372,617	—	(3,028)
RBC Capital Markets	9/3/2021	BRL	10,731,500	USD	2,076,279	1,744	—
Citigroup Global Markets	9/3/2021	CLP	363,705,300	USD	478,774	8,834	—
RBC Capital Markets	9/3/2021	CLP	95,364,400	USD	125,526	2,306	—
JP Morgan & Chase Co.	9/3/2021	CNH	18,294,700	USD	2,823,322	—	(10,441)
RBC Capital Markets	9/3/2021	CNH	17,040,400	USD	2,629,622	—	(9,855)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(g)	Unrealized Depreciation(g)
RBC Capital Markets	9/3/2021	CNH	2,051,900	USD	316,559	$—	$(1,270)
Citigroup Global Markets	9/3/2021	COP	669,847,400	USD	173,021	—	(4,670)
JP Morgan & Chase Co.	9/3/2021	CZK	2,364,000	USD	109,983	177	—
JP Morgan & Chase Co.	9/3/2021	EUR	86,000	USD	102,038	487	—
JP Morgan & Chase Co.	9/3/2021	EUR	85,800	USD	101,799	484	—
Citigroup Global Markets	9/3/2021	HKD	62,136,800	USD	7,996,273	6,856	—
JP Morgan & Chase Co.	9/3/2021	HKD	67,853,400	USD	8,731,837	7,391	—
RBC Capital Markets	9/3/2021	HKD	13,352,400	USD	1,716,534	—	(289)
RBC Capital Markets	9/3/2021	HKD	111,624,300	USD	14,364,675	12,260	—
JP Morgan & Chase Co.	9/3/2021	HUF	26,696,000	USD	88,452	—	(1,850)
RBC Capital Markets	9/3/2021	HUF	44,286,400	USD	146,735	—	(3,068)
Citigroup Global Markets	9/3/2021	IDR	7,578,134,800	USD	522,771	—	(8,419)
JP Morgan & Chase Co.	9/3/2021	IDR	8,393,044,500	USD	578,950	—	(9,360)
JP Morgan & Chase Co.	9/3/2021	IDR	1,163,209,200	USD	81,037	—	(498)
RBC Capital Markets	9/3/2021	IDR	3,930,153,600	USD	270,989	—	(4,495)
Citigroup Global Markets	9/3/2021	INR	398,865,500	USD	5,341,567	—	(120,122)
JP Morgan & Chase Co.	9/3/2021	INR	54,784,400	USD	735,934	—	(14,232)
JP Morgan & Chase Co.	9/3/2021	INR	470,775,100	USD	6,306,431	—	(139,921)
JP Morgan & Chase Co.	9/3/2021	INR	6,909,000	USD	92,608	—	(1,998)
JP Morgan & Chase Co.	9/3/2021	KRW	1,068,921,300	USD	929,869	7,984	—
JP Morgan & Chase Co.	9/3/2021	KRW	8,906,755,700	USD	7,740,899	59,321	—
RBC Capital Markets	9/3/2021	KRW	8,535,208,400	USD	7,416,761	55,622	—
Citigroup Global Markets	9/3/2021	MXN	13,916,900	USD	697,900	5,258	—
JP Morgan & Chase Co.	9/3/2021	MXN	14,587,300	USD	731,574	5,567	—
RBC Capital Markets	9/3/2021	MXN	2,609,900	USD	130,805	911	—
RBC Capital Markets	9/3/2021	MXN	13,253,500	USD	664,602	4,978	—
RBC Capital Markets	9/3/2021	MYR	369,800	USD	87,330	—	(1,615)
RBC Capital Markets	9/3/2021	MYR	6,765,000	USD	1,594,767	—	(32,374)
Citigroup Global Markets	9/3/2021	PHP	21,003,200	USD	419,075	—	(3,067)
JP Morgan & Chase Co.	9/3/2021	PHP	423,100	USD	8,446	—	(58)
RBC Capital Markets	9/3/2021	PHP	16,343,200	USD	325,886	—	(2,595)
Citigroup Global Markets	9/3/2021	PLN	1,963,100	USD	509,956	—	(2,587)
JP Morgan & Chase Co.	9/3/2021	PLN	194,100	USD	50,589	—	(88)
JP Morgan & Chase Co.	9/3/2021	PLN	1,142,200	USD	296,704	—	(1,511)
Citigroup Global Markets	9/3/2021	RUB	14,422,600	USD	196,796	—	(41)
Citigroup Global Markets	9/3/2021	RUB	136,734,500	USD	1,864,977	—	(1,156)
JP Morgan & Chase Co.	9/3/2021	RUB	94,026,500	USD	1,281,635	—	(1,625)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(g)	Unrealized Depreciation(g)
Citigroup Global Markets	9/3/2021	THB	5,609,000	USD	170,409	$—	$(3,607)
JP Morgan & Chase Co.	9/3/2021	THB	62,265,400	USD	1,891,243	—	(40,500)
JP Morgan & Chase Co.	9/3/2021	THB	3,640,500	USD	110,090	—	(2,854)
JP Morgan & Chase Co.	9/3/2021	TRY	925,200	USD	108,198	—	(2,882)
RBC Capital Markets	9/3/2021	TRY	2,139,100	USD	249,822	—	(6,999)
Citigroup Global Markets	9/3/2021	TWD	28,214,100	USD	1,012,201	—	(5,858)
Citigroup Global Markets	9/3/2021	TWD	167,534,700	USD	5,995,266	—	(49,950)
JP Morgan & Chase Co.	9/3/2021	TWD	149,584,300	USD	5,353,194	—	(44,311)
RBC Capital Markets	9/3/2021	TWD	137,697,700	USD	4,926,220	—	(42,377)
Citigroup Global Markets	9/3/2021	USD	2,011,931	BRL	10,303,600	—	(20,114)
JP Morgan & Chase Co.	9/3/2021	USD	1,963,834	BRL	10,056,600	—	(19,766)
RBC Capital Markets	9/3/2021	USD	2,475,242	BRL	12,674,700	—	(25,062)
Citigroup Global Markets	9/3/2021	USD	113,821	CLP	86,618,000	—	(1,903)
Citigroup Global Markets	9/3/2021	USD	358,592	CLP	277,087,300	—	(570)
RBC Capital Markets	9/3/2021	USD	123,055	CLP	95,364,400	164	—
JP Morgan & Chase Co.	9/3/2021	USD	386,594	CNH	2,505,000	1,419	—
JP Morgan & Chase Co.	9/3/2021	USD	2,447,257	CNH	15,789,700	—	(1,507)
RBC Capital Markets	9/3/2021	USD	2,958,946	CNH	19,092,300	—	(1,638)
Citigroup Global Markets	9/3/2021	USD	177,517	COP	669,847,400	174	—
JP Morgan & Chase Co.	9/3/2021	USD	109,805	CZK	2,364,000	2	—
JP Morgan & Chase Co.	9/3/2021	USD	202,801	EUR	171,800	65	—
Citigroup Global Markets	9/3/2021	USD	7,989,457	HKD	62,136,800	—	(39)
JP Morgan & Chase Co.	9/3/2021	USD	8,724,488	HKD	67,853,400	—	(43)
RBC Capital Markets	9/3/2021	USD	3,600,327	HKD	27,976,000	—	(3,232)
RBC Capital Markets	9/3/2021	USD	12,472,249	HKD	97,000,700	—	(106)
JP Morgan & Chase Co.	9/3/2021	USD	90,255	HUF	26,696,000	47	—
RBC Capital Markets	9/3/2021	USD	149,724	HUF	44,286,400	79	—
Citigroup Global Markets	9/3/2021	USD	531,650	IDR	7,578,134,800	—	(460)
JP Morgan & Chase Co.	9/3/2021	USD	580,293	IDR	8,266,267,700	—	(869)
JP Morgan & Chase Co.	9/3/2021	USD	89,155	IDR	1,289,986,000	1,266	—
RBC Capital Markets	9/3/2021	USD	275,607	IDR	3,930,153,600	—	(123)
Citigroup Global Markets	9/3/2021	USD	5,463,933	INR	398,865,500	—	(2,244)
JP Morgan & Chase Co.	9/3/2021	USD	7,296,088	INR	532,468,500	—	(4,964)
JP Morgan & Chase Co.	9/3/2021	USD	8,311,228	KRW	9,636,453,000	—	(327)
JP Morgan & Chase Co.	9/3/2021	USD	294,619	KRW	339,224,000	—	(2,057)
RBC Capital Markets	9/3/2021	USD	7,361,746	KRW	8,535,208,400	—	(607)
Citigroup Global Markets	9/3/2021	USD	694,473	MXN	13,916,900	—	(1,832)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(g)	Unrealized Depreciation(g)
JP Morgan & Chase Co.	9/3/2021	USD	727,927	MXN	14,587,300	$—	$(1,920)
RBC Capital Markets	9/3/2021	USD	791,508	MXN	15,863,400	—	(1,989)
RBC Capital Markets	9/3/2021	USD	1,513,921	MYR	6,285,800	—	(2,039)
RBC Capital Markets	9/3/2021	USD	200,709	MYR	849,000	3,495	—
Citigroup Global Markets	9/3/2021	USD	89,204	PHP	4,467,000	578	—
Citigroup Global Markets	9/3/2021	USD	332,546	PHP	16,536,200	—	(186)
JP Morgan & Chase Co.	9/3/2021	USD	8,507	PHP	423,100	—	(3)
RBC Capital Markets	9/3/2021	USD	328,507	PHP	16,343,200	—	(25)
Citigroup Global Markets	9/3/2021	USD	512,719	PLN	1,963,100	—	(177)
JP Morgan & Chase Co.	9/3/2021	USD	349,013	PLN	1,336,300	—	(121)
Citigroup Global Markets	9/3/2021	USD	2,064,015	RUB	151,157,100	—	(1,045)
JP Morgan & Chase Co.	9/3/2021	USD	1,283,542	RUB	94,026,500	—	(282)
Citigroup Global Markets	9/3/2021	USD	173,882	THB	5,609,000	133	—
JP Morgan & Chase Co.	9/3/2021	USD	1,918,589	THB	61,888,900	1,473	—
JP Morgan & Chase Co.	9/3/2021	USD	122,081	THB	4,017,000	2,544	—
JP Morgan & Chase Co.	9/3/2021	USD	111,275	TRY	925,200	—	(196)
RBC Capital Markets	9/3/2021	USD	257,026	TRY	2,139,100	—	(205)
Citigroup Global Markets	9/3/2021	USD	121,454	TWD	3,391,000	905	—
Citigroup Global Markets	9/3/2021	USD	6,953,362	TWD	192,357,800	—	(12,445)
JP Morgan & Chase Co.	9/3/2021	USD	5,410,703	TWD	149,584,300	—	(13,198)
RBC Capital Markets	9/3/2021	USD	4,976,426	TWD	137,697,700	—	(7,829)
JP Morgan & Chase Co.	9/3/2021	USD	2,061,797	ZAR	29,823,900	—	(9,571)
RBC Capital Markets	9/3/2021	USD	2,302,505	ZAR	33,310,800	—	(10,340)
JP Morgan & Chase Co.	9/3/2021	ZAR	29,823,900	USD	2,030,930	—	(21,297)
RBC Capital Markets	9/3/2021	ZAR	3,713,800	USD	258,626	3,074	—
RBC Capital Markets	9/3/2021	ZAR	29,597,000	USD	2,015,218	—	(21,396)
Citigroup Global Markets	9/7/2021	AED	197,700	USD	53,821	—	(2)
Citigroup Global Markets	9/7/2021	AED	3,163,500	USD	861,244	—	(2)
Citigroup Global Markets	9/7/2021	EGP	1,817,600	USD	114,856	—	(731)
Citigroup Global Markets	9/7/2021	KWD	175,000	USD	582,188	294	—
Citigroup Global Markets	9/7/2021	QAR	2,784,600	USD	764,475	—	(268)
Citigroup Global Markets	9/7/2021	SAR	12,885,000	USD	3,434,352	—	(879)
Citigroup Global Markets	9/7/2021	USD	915,073	AED	3,361,200	—	(4)
Citigroup Global Markets	9/7/2021	USD	115,776	EGP	1,817,600	—	(189)
Citigroup Global Markets	9/7/2021	USD	581,782	KWD	175,000	112	—
Citigroup Global Markets	9/7/2021	USD	753,063	QAR	2,784,600	11,681	—
Citigroup Global Markets	9/7/2021	USD	3,435,359	SAR	12,885,000	—	(128)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(g)	Unrealized Depreciation(g)
Citigroup Global Markets	10/5/2021	AED	3,361,200	USD	915,023	$—	$(30)
Citigroup Global Markets	10/5/2021	BRL	10,303,600	USD	2,003,239	20,459	—
JP Morgan & Chase Co.	10/5/2021	BRL	10,056,600	USD	1,955,137	19,889	—
RBC Capital Markets	10/5/2021	BRL	12,674,700	USD	2,464,542	25,478	—
Citigroup Global Markets	10/5/2021	CLP	51,045,000	USD	65,989	120	—
Citigroup Global Markets	10/5/2021	CLP	277,087,300	USD	358,040	483	—
RBC Capital Markets	10/5/2021	CLP	95,364,400	USD	122,887	—	(172)
Citigroup Global Markets	10/5/2021	COP	669,847,400	USD	177,204	—	(185)
JP Morgan & Chase Co.	10/5/2021	CZK	2,364,000	USD	109,760	7	—
JP Morgan & Chase Co.	10/5/2021	EUR	171,800	USD	202,926	—	(74)
Citigroup Global Markets	10/5/2021	HKD	62,136,800	USD	7,989,867	—	(209)
JP Morgan & Chase Co.	10/5/2021	HKD	67,853,400	USD	8,725,150	—	(15)
RBC Capital Markets	10/5/2021	HKD	97,000,700	USD	12,473,167	—	(5)
JP Morgan & Chase Co.	10/5/2021	HUF	26,696,000	USD	90,192	—	(45)
RBC Capital Markets	10/5/2021	HUF	44,286,400	USD	149,624	—	(73)
Citigroup Global Markets	10/5/2021	IDR	7,578,134,800	USD	529,984	280	—
Citigroup Global Markets	10/5/2021	IDR	1,275,609,000	USD	89,660	496	—
JP Morgan & Chase Co.	10/5/2021	IDR	8,266,267,700	USD	578,263	459	—
RBC Capital Markets	10/5/2021	IDR	3,930,153,600	USD	274,740	26	—
Citigroup Global Markets	10/5/2021	INR	67,529,000	USD	922,527	833	—
Citigroup Global Markets	10/5/2021	INR	398,865,500	USD	5,446,891	2,830	—
JP Morgan & Chase Co.	10/5/2021	INR	532,468,500	USD	7,272,173	4,582	—
Citigroup Global Markets	10/5/2021	MXN	13,916,900	USD	691,334	1,794	—
Citigroup Global Markets	10/5/2021	MXN	2,749,000	USD	136,579	374	—
JP Morgan & Chase Co.	10/5/2021	MXN	14,587,300	USD	724,853	2,096	—
RBC Capital Markets	10/5/2021	MXN	15,863,400	USD	788,153	2,170	—
RBC Capital Markets	10/5/2021	MYR	366,000	USD	87,952	53	—
RBC Capital Markets	10/5/2021	MYR	6,285,800	USD	1,511,373	1,769	—
Citigroup Global Markets	10/5/2021	PHP	16,536,200	USD	331,460	—	(615)
Citigroup Global Markets	10/5/2021	PHP	4,737,000	USD	95,143	17	—
JP Morgan & Chase Co.	10/5/2021	PHP	423,100	USD	8,487	—	(10)
RBC Capital Markets	10/5/2021	PHP	16,343,200	USD	327,677	—	(522)
Citigroup Global Markets	10/5/2021	PLN	376,000	USD	98,209	33	—
Citigroup Global Markets	10/5/2021	PLN	1,963,100	USD	512,746	170	—
JP Morgan & Chase Co.	10/5/2021	PLN	1,336,300	USD	349,033	118	—
Citigroup Global Markets	10/5/2021	QAR	2,784,600	USD	752,859	—	(11,692)
Citigroup Global Markets	10/5/2021	RUB	16,148,000	USD	218,980	—	(183)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(g)	Unrealized Depreciation(g)
Citigroup Global Markets	10/5/2021	RUB	151,157,100	USD	2,052,460	$936	$—
JP Morgan & Chase Co.	10/5/2021	RUB	94,026,500	USD	1,276,138	—	(2)
Citigroup Global Markets	10/5/2021	THB	5,609,000	USD	173,871	—	(128)
JP Morgan & Chase Co.	10/5/2021	THB	61,888,900	USD	1,918,471	—	(1,408)
JP Morgan & Chase Co.	10/5/2021	THB	4,578,000	USD	141,968	—	(48)
JP Morgan & Chase Co.	10/5/2021	TRY	925,200	USD	109,459	180	—
RBC Capital Markets	10/5/2021	TRY	2,139,100	USD	252,774	117	—
Citigroup Global Markets	10/5/2021	TWD	192,357,800	USD	6,964,741	24,008	—
JP Morgan & Chase Co.	10/5/2021	TWD	149,584,300	USD	5,416,973	19,611	—
RBC Capital Markets	10/5/2021	TWD	137,697,700	USD	4,984,532	16,067	—
RBC Capital Markets	10/5/2021	TWD	11,376,000	USD	411,600	1,126	—
RBC Capital Markets	10/5/2021	USD	342,185	BRL	1,760,000	—	(3,498)
RBC Capital Markets	10/5/2021	USD	961,490	HKD	7,477,000	—	(34)
RBC Capital Markets	10/5/2021	USD	483,131	ZAR	7,019,000	—	(2,298)
JP Morgan & Chase Co.	10/5/2021	ZAR	29,823,900	USD	2,052,913	9,840	—
RBC Capital Markets	10/5/2021	ZAR	33,310,800	USD	2,292,553	10,612	—
Citigroup Global Markets	10/6/2021	EGP	1,817,600	USD	115,050	212	—
JP Morgan & Chase Co.	10/6/2021	KRW	9,636,453,000	USD	8,307,645	146	—
RBC Capital Markets	10/6/2021	KRW	8,535,208,400	USD	7,357,811	—	(315)
Citigroup Global Markets	10/6/2021	KWD	175,000	USD	581,898	358	—
Citigroup Global Markets	10/6/2021	KWD	33,000	USD	109,605	—	(56)
Citigroup Global Markets	10/6/2021	SAR	12,885,000	USD	3,434,535	—	(201)
JP Morgan & Chase Co.	10/6/2021	USD	420,743	KRW	487,263,000	—	(678)
JP Morgan & Chase Co.	10/12/2021	CNH	15,789,700	USD	2,439,016	1,756	—
RBC Capital Markets	10/12/2021	CNH	19,092,300	USD	2,949,210	2,169	—

Total unrealized appreciation(depreciation)						$380,656	$(796,535)

(g)	The amount represents the unrealized appreciation(depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2021.

Currency Abbreviations
AED	Arab Emirates Dirham
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
KWD	Kuwaiti Dinar
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
SAR	Saudi Riyal
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs(including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(h)	$114,522,486	$—	$61,304	$114,583,790
Preferred Stocks(h)	2,583,451	—	—	2,583,451
Corporate Bonds	—	1,049	—	1,049
Warrants	373	—	944	1,317
Exchange-Traded Funds	24,150	—	—	24,150
Short-Term Investments(h)	3,427,881	—	—	3,427,881
Derivatives(i)
Forward Foreign Currency Contracts	—	380,656	—	380,656
Futures Contracts	7,304	—	—	7,304

TOTAL	$120,565,645	$381,705	$62,248	$121,009,598

Liabilities	Level 1	Level 2	Level 3	Total

Derivatives(i)
Forward Foreign Currency Contracts	$—	$(796,535)	$—	$(796,535)

TOTAL	$—	$(796,535)	$—	$(796,535)

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation(depreciation) on open futures contracts and forward foreign currency contracts.

During period ended August 31, 2021, the amount of transfers from Level 3 to Level 2 was $ 633. The investments were transferred from Level 3 to Level 2 due to the availability of a pricing source supported by observable inputs.